First Trust NASDAQ-100-Technology Sector Index Fund Investment Strategy - First Trust NASDAQ-100-Technology Sector Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. The Index is designed to measure the performance of the technology companies in the Nasdaq-100 Index®. The Nasdaq-100 Index® is designed to measure the performance of 100 of the largest Nasdaq-listed non-financial companies. According to the Index Provider, in order to be eligible for inclusion in the Nasdaq-100 Index®, a security must meet the following criteria: (i) the issuer of the security’s primary U.S. listing must be exclusively listed on the Nasdaq Global Select Market or the Nasdaq Global Market; (ii) the security must not be issued by a company classified as being in the financial industry according to the Industry Classification Benchmark; and; (iii) the security must meet the liquidity requirements and other eligibility criteria of the Nasdaq-100 Index®. The Nasdaq-100 Index® selects 100 securities based on market capitalizations, subject to certain buffers designed to limit turnover. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Index includes all the securities from the Nasdaq-100 Index® classified under the technology industry, according to the Industry Classification Benchmark, and equally weights each security. The Fund may invest in common stocks and depositary receipts issued by mid and large capitalization companies. The Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 45 securities and the Fund had significant investments in information technology companies, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.